THE ALGER FUNDS
QUARTERLY REPORT
January 31, 2025 (UNAUDITED)

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments January 31, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.6%
AEROSPACE & DEFENSE—1.5%
HEICO Corp.	29,500	$ 7,048,730
HEICO Corp., Cl. A	54,262	10,327,687
TransDigm Group, Inc.	10,953	14,823,133

		32,199,550
APPAREL ACCESSORIES & LUXURY GOODS—0.2%
LVMH Moët Hennessy Louis Vuitton SE	7,093	5,187,853
APPLICATION SOFTWARE—6.7%
Adobe, Inc.*	4,384	1,917,781
AppLovin Corp., Cl. A*	286,166	105,764,092
Autodesk, Inc.*	26,620	8,287,871
Cadence Design Systems, Inc.*	43,333	12,896,767
Core Scientific, Inc.*	1,111,247	13,635,001

		142,501,512
ASSET MANAGEMENT & CUSTODY BANKS—0.1%
Blackstone, Inc.	14,439	2,557,291
AUTOMOBILE MANUFACTURERS—3.1%
Tesla, Inc.*	161,125	65,191,175
BIOTECHNOLOGY—2.4%
BioNTech SE ADR*	48,797	6,039,605
Natera, Inc.*	211,642	37,443,703
Nuvalent, Inc., Cl. A*	18,588	1,595,036
Sarepta Therapeutics, Inc.*	26,817	3,049,629
Vaxcyte, Inc.*	26,004	2,296,673

		50,424,646
BROADLINE RETAIL—11.2%
Amazon.com, Inc.*	846,077	201,095,581
Global-e Online Ltd.*	321,146	19,233,434
MercadoLibre, Inc.*	9,625	18,501,079

		238,830,094
CASINOS & GAMING—0.3%
DraftKings, Inc., Cl. A*	146,493	6,145,381
COAL & CONSUMABLE FUELS—0.4%
Cameco Corp.	161,914	8,005,028
CONSTRUCTION & ENGINEERING—0.3%
Quanta Services, Inc.	22,262	6,848,014
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—0.1%
Wabtec Corp.	13,154	2,734,980
CONSUMER STAPLES MERCHANDISE RETAIL—0.1%
Walmart, Inc.	30,770	3,020,383
DIVERSIFIED BANKS—0.6%
Citigroup, Inc.	66,396	5,406,626
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments January 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.6% (CONT.)
DIVERSIFIED BANKS—0.6% (CONT.)
Wells Fargo & Co.	94,032	$ 7,409,722

		12,816,348
ELECTRIC UTILITIES—1.1%
Constellation Energy Corp.	24,217	7,264,615
NRG Energy, Inc.	154,845	15,862,322

		23,126,937
ELECTRICAL COMPONENTS & EQUIPMENT—2.1%
Eaton Corp. PLC	23,336	7,617,804
Vertiv Holdings Co., Cl. A	315,674	36,940,171

		44,557,975
ELECTRONIC COMPONENTS—0.1%
Coherent Corp.*	16,147	1,461,142
ENVIRONMENTAL & FACILITIES SERVICES—2.1%
GFL Environmental, Inc.	1,027,878	44,332,378
FINANCIAL EXCHANGES & DATA—1.1%
S&P Global, Inc.	46,255	24,117,820
FOOTWEAR—0.1%
On Holding AG, Cl. A*	31,409	1,880,771
HEALTHCARE EQUIPMENT—2.4%
Boston Scientific Corp.*	223,104	22,836,925
Intuitive Surgical, Inc.*	47,752	27,308,414

		50,145,339
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—1.8%
Talen Energy Corp.*	108,470	24,051,053
Vistra Corp.	87,403	14,686,326

		38,737,379
INTERACTIVE HOME ENTERTAINMENT—1.3%
Roblox Corp., Cl. A*	91,760	6,521,383
Sea Ltd. ADR*	166,127	20,232,608

		26,753,991
INTERACTIVE MEDIA & SERVICES—10.6%
Alphabet, Inc., Cl. C	286,940	58,994,864
Meta Platforms, Inc., Cl. A	242,536	167,150,961

		226,145,825
INTERNET SERVICES & INFRASTRUCTURE—1.0%
Cloudflare, Inc., Cl. A*	101,798	14,088,843
Shopify, Inc., Cl. A*	11,565	1,350,792
Snowflake, Inc., Cl. A*	31,063	5,638,245

		21,077,880
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments January 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.6% (CONT.)
INVESTMENT BANKING & BROKERAGE—0.8%
Robinhood Markets, Inc., Cl. A*	324,602	$ 16,863,074
LIFE SCIENCES TOOLS & SERVICES—0.1%
Danaher Corp.	12,974	2,889,829
MOVIES & ENTERTAINMENT—4.3%
Liberty Media Corp. Series C Liberty Formula One*	122,783	11,750,333
Netflix, Inc.*	58,871	57,502,838
Spotify Technology SA*	41,512	22,771,408

		92,024,579
PASSENGER AIRLINES—2.0%
Delta Air Lines, Inc.	162,169	10,909,109
United Airlines Holdings, Inc.*	307,884	32,586,442

		43,495,551
PHARMACEUTICALS—0.8%
Eli Lilly & Co.	21,998	17,842,138
SEMICONDUCTOR MATERIALS & EQUIPMENT—0.1%
ASML Holding NV ADR	2,606	1,926,642
SEMICONDUCTORS—17.4%
Advanced Micro Devices, Inc.*	13,662	1,584,109
Astera Labs, Inc.*	85,248	8,645,852
Broadcom, Inc.	313,471	69,361,728
NVIDIA Corp.	1,922,373	230,819,326
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	284,541	59,560,122

		369,971,137
SYSTEMS SOFTWARE—13.7%
Microsoft Corp.	618,730	256,810,074
Nebius Group NV, Cl. A*	764,329	24,962,985
ServiceNow, Inc.*	9,505	9,679,702

		291,452,761
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.0%
Apple, Inc.	544,371	128,471,556
TRADING COMPANIES & DISTRIBUTORS—0.1%
United Rentals, Inc.	3,336	2,528,888
TRANSACTION & PAYMENT PROCESSING SERVICES—2.6%
Block, Inc.*	46,028	4,180,263
Visa, Inc., Cl. A	147,118	50,284,932

		54,465,195
TOTAL COMMON STOCKS (Cost $749,446,612)		2,100,731,042
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments January 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
PREFERRED STOCKS—1.3%
APPLICATION SOFTWARE—1.2%
Databricks, Inc. Series J(a),*,@	217,533	$ 20,121,803
SB Technology, Inc. Series E(a),*,@	331,992	5,713,582

		25,835,385
DATA PROCESSING & OUTSOURCED SERVICES—0.1%
Chime Financial, Inc.,Series G(a),*,@	27,841	941,861
TOTAL PREFERRED STOCKS (Cost $27,758,357)		26,777,246
REAL ESTATE INVESTMENT TRUST—0.3%
DATA CENTER—0.3%
Equinix, Inc.	5,684	5,193,243
(Cost $5,217,154)		5,193,243
SPECIAL PURPOSE VEHICLE—0.1%
DATA PROCESSING & OUTSOURCED SERVICES—0.1%
Crosslink Ventures C, LLC, Cl. A(a),(b),*,@		2,291,928
(Cost $2,775,000)		2,291,928

Total Investments (Cost $785,197,123)	100.3%	$2,134,993,459
Affiliated Securities (Cost $2,775,000)		2,291,928
Unaffiliated Securities (Cost $782,422,123)		2,132,701,531
Liabilities in Excess of Other Assets	(0.3)%	(5,341,627)
NET ASSETS	100.0%	$2,129,651,832

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 1/31/2025
Chime Financial, Inc.,Series G	8/24/21	$1,922,972	$941,861	0.1%
Crosslink Ventures C, LLC, Cl. A	10/2/20	2,775,000	2,291,928	0.1%
Databricks, Inc. Series J	12/17/24	20,121,803	20,121,803	0.9%
SB Technology, Inc. Series E	10/23/24	5,713,582	5,713,582	0.3%
Total		$30,533,357	$29,069,174	1.4%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER CONCENTRATED EQUITY FUND
Schedule of Investments January 31, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—100.0%
AEROSPACE & DEFENSE—2.3%
HEICO Corp., Cl. A	687	$ 130,757
APPLICATION SOFTWARE—7.4%
AppLovin Corp., Cl. A*	827	305,651
Cadence Design Systems, Inc.*	384	114,286

		419,937
AUTOMOBILE MANUFACTURERS—5.4%
Ferrari NV	191	81,847
Tesla, Inc.*	552	223,339

		305,186
BIOTECHNOLOGY—1.5%
Natera, Inc.*	490	86,691
BROADLINE RETAIL—12.2%
Amazon.com, Inc.*	2,410	572,809
Global-e Online Ltd.*	1,024	61,327
MercadoLibre, Inc.*	30	57,666

		691,802
COAL & CONSUMABLE FUELS—1.0%
Cameco Corp.	1,190	58,834
ELECTRIC UTILITIES—2.8%
Constellation Energy Corp.	533	159,889
ELECTRICAL COMPONENTS & EQUIPMENT—1.9%
Vertiv Holdings Co., Cl. A	942	110,233
ENVIRONMENTAL & FACILITIES SERVICES—3.4%
GFL Environmental, Inc.	4,451	191,972
FINANCIAL EXCHANGES & DATA—1.4%
S&P Global, Inc.	147	76,647
HEALTHCARE EQUIPMENT—2.2%
Intuitive Surgical, Inc.*	217	124,098
INTERACTIVE HOME ENTERTAINMENT—1.3%
Sea Ltd. ADR*	582	70,882
INTERACTIVE MEDIA & SERVICES—9.4%
Alphabet, Inc., Cl. C	553	113,697
Meta Platforms, Inc., Cl. A	612	421,778

		535,475
MOVIES & ENTERTAINMENT—4.2%
Liberty Media Corp. Series C Liberty Formula One*	1,148	109,864
Netflix, Inc.*	131	127,955

		237,819
PHARMACEUTICALS—0.8%
Eli Lilly & Co.	55	44,609
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER CONCENTRATED EQUITY FUND
Schedule of Investments January 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—100.0% (CONT.)
SEMICONDUCTOR MATERIALS & EQUIPMENT—1.4%
ASML Holding NV ADR	111	$ 82,063
SEMICONDUCTORS—21.0%
Astera Labs, Inc.*	442	44,828
Broadcom, Inc.	1,030	227,908
NVIDIA Corp.	5,755	691,003
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,092	228,577

		1,192,316
SYSTEMS SOFTWARE—13.2%
Microsoft Corp.	1,444	599,347
Nebius Group NV, Cl. A*	4,596	150,105

		749,452
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—5.0%
Apple, Inc.	1,195	282,020
TRANSACTION & PAYMENT PROCESSING SERVICES—2.2%
Visa, Inc., Cl. A	365	124,757
TOTAL COMMON STOCKS (Cost $4,350,083)		5,675,439
SHORT-TERM SECURITIES—0.2%
MONEY MARKET FUNDS—0.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.26%(a)	14,020	14,020
(Cost $14,020)		14,020

Total Investments (Cost $4,364,103)	100.2%	$5,689,459
Unaffiliated Securities (Cost $4,364,103)		5,689,459
Liabilities in Excess of Other Assets	(0.2)%	(11,347)
NET ASSETS	100.0%	$5,678,112

ADR	American Depositary Receipts

(a)	Rate shown reflects 7-day effective yield as of January 31, 2025.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments January 31, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—92.0%
AEROSPACE & DEFENSE—0.7%
TransDigm Group, Inc.	3,654	$ 4,945,104
APPAREL RETAIL—0.3%
The Gap, Inc.	73,564	1,770,686
APPLICATION SOFTWARE—0.7%
Adobe, Inc.*	11,215	4,906,002
ASSET MANAGEMENT & CUSTODY BANKS—3.6%
Blackrock, Inc.	10,047	10,805,549
Blackstone, Inc.	53,368	9,452,006
Blue Owl Capital, Inc., Cl. A	155,344	4,040,497

		24,298,052
BIOTECHNOLOGY—2.7%
AbbVie, Inc.	67,824	12,472,834
Amgen, Inc.	12,684	3,620,267
Gilead Sciences, Inc.	26,024	2,529,533

		18,622,634
BROADLINE RETAIL—3.2%
Amazon.com, Inc.*	90,806	21,582,770
BUILDING PRODUCTS—0.5%
Johnson Controls International PLC	42,722	3,332,316
CABLE & SATELLITE—0.6%
Comcast Corp., Cl. A	116,010	3,904,897
COMMODITY CHEMICALS—0.2%
Dow, Inc.	29,627	1,156,934
COMMUNICATIONS EQUIPMENT—0.8%
Cisco Systems, Inc.	91,780	5,561,868
COMPUTER & ELECTRONICS RETAIL—0.4%
Best Buy Co., Inc.	35,561	3,053,267
CONSUMER ELECTRONICS—0.6%
Garmin, Ltd.	19,558	4,221,594
CONSUMER STAPLES MERCHANDISE RETAIL—1.1%
Walmart, Inc.	75,005	7,362,491
COPPER—0.5%
Southern Copper Corp.	36,831	3,374,451
DIVERSIFIED BANKS—5.3%
Bank of America Corp.	172,573	7,990,130
Fifth Third Bancorp	57,757	2,559,213
JPMorgan Chase & Co.	96,232	25,722,813

		36,272,156
ELECTRIC UTILITIES—0.4%
NextEra Energy, Inc.	40,704	2,912,778
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments January 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—92.0% (CONT.)
ELECTRICAL COMPONENTS & EQUIPMENT—1.9%
Eaton Corp. PLC	39,751	$ 12,976,316
ELECTRONIC COMPONENTS—0.5%
Corning, Inc.	66,095	3,442,228
FINANCIAL EXCHANGES & DATA—0.8%
CME Group, Inc., Cl. A	23,767	5,621,371
FOOD DISTRIBUTORS—0.4%
Sysco Corp.	34,416	2,509,615
HEALTHCARE DISTRIBUTORS—0.5%
Cardinal Health, Inc.	27,013	3,340,428
HEALTHCARE EQUIPMENT—0.9%
Abbott Laboratories	27,435	3,509,759
Medtronic PLC	31,752	2,883,717

		6,393,476
HOME IMPROVEMENT RETAIL—2.0%
The Home Depot, Inc.	32,741	13,488,637
HOUSEHOLD PRODUCTS—1.2%
The Procter & Gamble Co.	50,295	8,348,467
INDUSTRIAL CONGLOMERATES—1.2%
Honeywell International, Inc.	36,845	8,242,963
INDUSTRIAL GASES—1.0%
Air Products & Chemicals, Inc.	21,134	7,085,385
INTEGRATED OIL & GAS—3.2%
Chevron Corp.	58,441	8,718,813
Exxon Mobil Corp.	90,348	9,651,877
TotalEnergies SE ADR	64,786	3,759,531

		22,130,221
INTEGRATED TELECOMMUNICATION SERVICES—0.7%
Verizon Communications, Inc.	115,465	4,548,166
INTERACTIVE MEDIA & SERVICES—9.2%
Alphabet, Inc., Cl. A	122,298	24,951,238
Alphabet, Inc., Cl. C	95,157	19,564,279
Meta Platforms, Inc., Cl. A	26,476	18,246,730

		62,762,247
INVESTMENT BANKING & BROKERAGE—2.5%
Morgan Stanley	124,199	17,192,868
IT CONSULTING & OTHER SERVICES—0.4%
International Business Machines Corp.	9,528	2,436,310
MANAGED HEALTHCARE—2.1%
UnitedHealth Group, Inc.	26,303	14,269,115
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments January 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—92.0% (CONT.)
MULTI-UTILITIES—1.0%
Consolidated Edison, Inc.	30,685	$ 2,876,412
Sempra	43,494	3,606,957

		6,483,369
OIL & GAS STORAGE & TRANSPORTATION—0.5%
ONEOK, Inc.	37,319	3,626,287
OTHER SPECIALTY RETAIL—0.3%
Dick's Sporting Goods, Inc.	8,670	2,081,234
PHARMACEUTICALS—4.8%
AstraZeneca PLC ADR	61,207	4,331,007
Bristol-Myers Squibb Co.	46,844	2,761,454
Eli Lilly & Co.	12,561	10,187,976
GSK PLC ADR	39,459	1,391,719
Johnson & Johnson	40,525	6,165,879
Merck & Co., Inc.	29,343	2,899,675
Novartis AG ADR	22,783	2,385,836
Pfizer, Inc.	103,325	2,740,179

		32,863,725
PROPERTY & CASUALTY INSURANCE—0.5%
The Hartford Financial Services Group, Inc.	29,523	3,293,291
RAIL TRANSPORTATION—0.7%
Union Pacific Corp.	19,677	4,875,764
RESTAURANTS—1.2%
McDonald's Corp.	16,038	4,630,171
Starbucks Corp.	31,618	3,404,626

		8,034,797
SEMICONDUCTOR MATERIALS & EQUIPMENT—3.0%
KLA Corp.	27,283	20,141,402
SEMICONDUCTORS—8.3%
Broadcom, Inc.	184,754	40,880,517
QUALCOMM, Inc.	51,374	8,884,106
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	31,115	6,512,992

		56,277,615
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—1.8%
PepsiCo, Inc.	40,081	6,039,806
The Coca-Cola Co.	93,743	5,950,806

		11,990,612
SYSTEMS SOFTWARE—8.8%
Microsoft Corp.	136,167	56,517,475
Oracle Corp.	21,207	3,606,462

		60,123,937
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments January 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—92.0% (CONT.)
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—7.9%
Apple, Inc.	211,886	$ 50,005,096
Dell Technologies, Inc., Cl. C	35,203	3,647,031

		53,652,127
TOBACCO—1.1%
Altria Group, Inc.	74,131	3,871,862
Philip Morris International, Inc.	28,446	3,703,669

		7,575,531
TRADING COMPANIES & DISTRIBUTORS—0.5%
Ferguson Enterprises, Inc.	19,503	3,532,383
TRANSACTION & PAYMENT PROCESSING SERVICES—1.5%
Visa, Inc., Cl. A	29,128	9,955,950
TOTAL COMMON STOCKS (Cost $373,073,295)		626,573,837
MASTER LIMITED PARTNERSHIP—0.4%
OIL & GAS STORAGE & TRANSPORTATION—0.4%
Cheniere Energy Partners LP	44,473	2,728,863
(Cost $1,844,684)		2,728,863
REAL ESTATE INVESTMENT TRUST—2.7%
HEALTHCARE—0.8%
Welltower, Inc.	39,595	5,403,926
INDUSTRIAL—0.2%
Prologis, Inc.	15,627	1,863,520
RETAIL—0.7%
Simon Property Group, Inc.	26,865	4,670,749
SPECIALIZED—0.5%
Lamar Advertising Co., Cl. A	26,903	3,401,077
TELECOM TOWER—0.5%
Crown Castle, Inc.	36,726	3,278,897
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $15,069,925)		18,618,169
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments January 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
SHORT-TERM SECURITIES—3.9%
MONEY MARKET FUNDS—3.9%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.26%(a)	26,824,546	$ 26,824,546
(Cost $26,824,546)		26,824,546

Total Investments (Cost $416,812,450)	99.0%	$674,745,415
Unaffiliated Securities (Cost $416,812,450)		674,745,415
Other Assets in Excess of Liabilities	1.0%	6,792,159
NET ASSETS	100.0%	$681,537,574

ADR	American Depositary Receipts

(a)	Rate shown reflects 7-day effective yield as of January 31, 2025.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER 35 FUND
Schedule of Investments January 31, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—94.3%
AEROSPACE & DEFENSE—1.0%
HEICO Corp., Cl. A	1,873	$ 356,488
APPAREL ACCESSORIES & LUXURY GOODS—2.2%
Amer Sports, Inc.*	25,545	816,674
APPAREL RETAIL—1.5%
Aritzia, Inc.*	11,411	548,821
APPLICATION SOFTWARE—6.5%
AppLovin Corp., Cl. A*	6,492	2,399,378
AUTOMOBILE MANUFACTURERS—1.7%
Tesla, Inc.*	1,568	634,413
BIOTECHNOLOGY—5.6%
Forte Biosciences, Inc.*	36,305	576,886
Natera, Inc.*	8,587	1,519,212

		2,096,098
BROADLINE RETAIL—10.7%
Amazon.com, Inc.*	14,428	3,429,247
MercadoLibre, Inc.*	289	555,513

		3,984,760
ELECTRICAL COMPONENTS & EQUIPMENT—5.8%
Enovix Corp.*	91,129	1,099,016
Vertiv Holdings Co., Cl. A	9,149	1,070,616

		2,169,632
ENVIRONMENTAL & FACILITIES SERVICES—1.9%
GFL Environmental, Inc.	16,370	706,038
FOOTWEAR—1.9%
Deckers Outdoor Corp.*	1,263	224,006
On Holding AG, Cl. A*	7,871	471,315

		695,321
HEALTHCARE EQUIPMENT—1.5%
Intuitive Surgical, Inc.*	963	550,720
HOTELS RESORTS & CRUISE LINES—1.8%
Trip.com Group Ltd. ADR*	9,705	681,000
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—2.7%
Talen Energy Corp.*	4,590	1,017,741
INTERACTIVE HOME ENTERTAINMENT—2.5%
Sea Ltd. ADR*	7,671	934,251
INTERACTIVE MEDIA & SERVICES—5.6%
Meta Platforms, Inc., Cl. A	3,001	2,068,229
LEISURE PRODUCTS—0.5%
Peloton Interactive, Inc., Cl. A*	23,434	181,613
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER 35 FUND
Schedule of Investments January 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—94.3% (CONT.)
MOVIES & ENTERTAINMENT—5.7%
Netflix, Inc.*	1,735	$ 1,694,679
Spotify Technology SA*	773	424,029

		2,118,708
PASSENGER AIRLINES—0.8%
Joby Aviation, Inc.*	37,322	308,280
RESTAURANTS—1.7%
The Cheesecake Factory, Inc.	11,061	621,075
SEMICONDUCTOR MATERIALS & EQUIPMENT—2.5%
ASML Holding NV ADR	1,252	925,616
SEMICONDUCTORS—18.0%
Astera Labs, Inc.*	7,229	733,165
Broadcom, Inc.	4,633	1,025,144
Marvell Technology, Inc.	8,032	906,492
NVIDIA Corp.	25,044	3,007,033
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,973	1,040,948

		6,712,782
SYSTEMS SOFTWARE—7.3%
Microsoft Corp.	3,895	1,616,659
Nebius Group NV, Cl. A*	33,941	1,108,513

		2,725,172
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—4.9%
Apple, Inc.	7,667	1,809,412
TOTAL COMMON STOCKS (Cost $22,777,912)		35,062,222
PREFERRED STOCKS—3.4%
APPLICATION SOFTWARE—1.4%
SB Technology, Inc. Series E(a),*,@	30,534	525,490
HEALTHCARE EQUIPMENT—2.0%
Impulse Dynamics PLC, Series F-1(a),*,@	545,772	731,335
TOTAL PREFERRED STOCKS (Cost $1,069,789)		1,256,825
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER 35 FUND
Schedule of Investments January 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
SHORT-TERM SECURITIES—1.1%
MONEY MARKET FUNDS—1.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.26%(b)	430,423	$ 430,423
(Cost $430,423)		430,423

Total Investments (Cost $24,278,124)	98.8%	$36,749,470
Unaffiliated Securities (Cost $24,278,124)		36,749,470
Other Assets in Excess of Liabilities	1.2%	437,137
NET ASSETS	100.0%	$37,186,607

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Rate shown reflects 7-day effective yield as of January 31, 2025.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 1/31/2025
Impulse Dynamics PLC, Series F-1	2/5/2024	$544,299	$731,335	2.0%
SB Technology, Inc. Series E	10/23/24	525,490	525,490	1.4%
Total		$1,069,789	$1,256,825	3.4%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP FOCUS FUND
Schedule of Investments January 31, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—95.6%
ADVERTISING—1.6%
The Trade Desk, Inc., Cl. A*	41,998	$ 4,984,323
AEROSPACE & DEFENSE—10.5%
Axon Enterprise, Inc.*	22,979	14,986,444
HEICO Corp.	49,775	11,893,239
TransDigm Group, Inc.	4,782	6,471,672

		33,351,355
APPAREL ACCESSORIES & LUXURY GOODS—2.2%
Amer Sports, Inc.*	218,228	6,976,749
APPAREL RETAIL—1.3%
Burlington Stores, Inc.*	14,770	4,193,646
APPLICATION SOFTWARE—22.8%
AppLovin Corp., Cl. A*	48,643	17,977,966
Clearwater Analytics Holdings, Inc., Cl. A*	213,464	6,011,146
Constellation Software, Inc.	2,511	8,211,947
Datadog, Inc., Cl. A*	36,421	5,197,641
Fair Isaac Corp.*	2,599	4,869,383
Guidewire Software, Inc.*	21,349	4,510,403
HubSpot, Inc.*	3,840	2,993,395
Manhattan Associates, Inc.*	8,699	1,814,524
MicroStrategy, Inc., Cl. A*	11,074	3,707,465
Palantir Technologies, Inc., Cl. A*	204,400	16,860,956

		72,154,826
ASSET MANAGEMENT & CUSTODY BANKS—5.9%
Ameriprise Financial, Inc.	6,838	3,715,496
Ares Management Corp., Cl. A	32,795	6,500,625
Blue Owl Capital, Inc., Cl. A	325,094	8,455,695

		18,671,816
AUTOMOTIVE RETAIL—1.3%
Carvana Co.*	16,595	4,106,931
BIOTECHNOLOGY—5.8%
Natera, Inc.*	78,883	13,955,980
Twist Bioscience Corp.*	80,939	4,238,776

		18,194,756
BUILDING PRODUCTS—1.5%
Builders FirstSource, Inc.*	27,522	4,603,880
CARGO GROUND TRANSPORTATION—1.3%
Old Dominion Freight Line, Inc.	22,807	4,233,207
CONSTRUCTION & ENGINEERING—1.6%
Comfort Systems USA, Inc.	11,635	5,081,586
CONSTRUCTION MATERIALS—1.7%
Martin Marietta Materials, Inc.	9,900	5,386,788
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP FOCUS FUND
Schedule of Investments January 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—95.6% (CONT.)
ELECTRICAL COMPONENTS & EQUIPMENT—3.1%
Vertiv Holdings Co., Cl. A	83,840	$ 9,810,957
ELECTRONIC COMPONENTS—1.9%
Amphenol Corp., Cl. A	85,558	6,055,795
FINANCIAL EXCHANGES & DATA—4.4%
Coinbase Global, Inc., Cl. A*	32,262	9,398,888
MSCI, Inc., Cl. A	7,549	4,505,017

		13,903,905
HEALTHCARE EQUIPMENT—2.0%
DexCom, Inc.*	54,773	4,755,940
IDEXX Laboratories, Inc.*	3,747	1,581,421

		6,337,361
HEAVY ELECTRICAL EQUIPMENT—1.4%
GE Vernova, Inc.	11,942	4,452,933
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—2.4%
Talen Energy Corp.*	34,728	7,700,239
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—1.6%
Gates Industrial Corp. PLC*	241,927	5,005,470
INTERACTIVE HOME ENTERTAINMENT—1.2%
Roblox Corp., Cl. A*	54,780	3,893,215
INTERACTIVE MEDIA & SERVICES—2.5%
Pinterest, Inc., Cl. A*	240,542	7,928,264
INTERNET SERVICES & INFRASTRUCTURE—2.1%
Cloudflare, Inc., Cl. A*	48,784	6,751,706
INVESTMENT BANKING & BROKERAGE—1.2%
Evercore, Inc., Cl. A	12,760	3,716,605
LIFE SCIENCES TOOLS & SERVICES—1.9%
Repligen Corp.*	36,467	6,061,180
MOVIES & ENTERTAINMENT—3.0%
Spotify Technology SA*	17,275	9,476,201
REAL ESTATE SERVICES—0.9%
CoStar Group, Inc.*	38,865	2,977,059
RESTAURANTS—1.5%
Chipotle Mexican Grill, Inc.*	80,304	4,685,738
SEMICONDUCTORS—5.0%
Astera Labs, Inc.*	41,482	4,207,104
Marvell Technology, Inc.	65,943	7,442,327
Monolithic Power Systems, Inc.	6,572	4,188,796

		15,838,227
SYSTEMS SOFTWARE—1.0%
Nebius Group NV, Cl. A*	99,915	3,263,224
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP FOCUS FUND
Schedule of Investments January 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—95.6% (CONT.)
TRADING COMPANIES & DISTRIBUTORS—1.0%
United Rentals, Inc.	4,106	$ 3,112,594
TOTAL COMMON STOCKS (Cost $214,076,451)		302,910,536
PREFERRED STOCKS—2.6%
APPLICATION SOFTWARE—2.6%
Databricks, Inc. Series J(a),*,@	54,295	5,022,288
SB Technology, Inc. Series E(a),*,@	188,526	3,244,532

		8,266,820
TOTAL PREFERRED STOCKS (Cost $8,266,820)		8,266,820
SHORT-TERM SECURITIES—4.2%
MONEY MARKET FUNDS—4.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.26%(b)	13,300,672	13,300,672
(Cost $13,300,672)		13,300,672

Total Investments (Cost $235,643,943)	102.4%	$324,478,028
Unaffiliated Securities (Cost $235,643,943)		324,478,028
Liabilities in Excess of Other Assets	(2.4)%	(7,622,265)
NET ASSETS	100.0%	$316,855,763

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Rate shown reflects 7-day effective yield as of January 31, 2025.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 1/31/2025
Databricks, Inc. Series J	12/17/24	$5,022,288	$5,022,288	1.6%
SB Technology, Inc. Series E	10/23/24-12/18/24	3,244,532	3,244,532	1.0%
Total		$8,266,820	$8,266,820	2.6%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments January 31, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.3%
ADVERTISING—0.8%
The Trade Desk, Inc., Cl. A*	17,123	$ 2,032,158
AEROSPACE & DEFENSE—3.1%
Axon Enterprise, Inc.*	3,965	2,585,894
HEICO Corp.	22,508	5,378,061

		7,963,955
APPLICATION SOFTWARE—19.4%
AppLovin Corp., Cl. A*	30,636	11,322,759
Clearwater Analytics Holdings, Inc., Cl. A*	153,602	4,325,432
Constellation Software, Inc.	2,251	7,361,646
Datadog, Inc., Cl. A*	24,942	3,559,473
Fair Isaac Corp.*	339	635,136
Guidewire Software, Inc.*	23,691	5,005,197
Palantir Technologies, Inc., Cl. A*	95,375	7,867,484
Procore Technologies, Inc.*	30,953	2,462,621
The Descartes Systems Group, Inc.*	56,946	6,591,685

		49,131,433
ASSET MANAGEMENT & CUSTODY BANKS—4.9%
Ares Management Corp., Cl. A	20,838	4,130,508
Blue Owl Capital, Inc., Cl. A	320,948	8,347,858

		12,478,366
AUTOMOTIVE RETAIL—1.0%
Carvana Co.*	10,112	2,502,518
BIOTECHNOLOGY—3.0%
Natera, Inc.*	33,569	5,939,028
Vaxcyte, Inc.*	17,869	1,578,190

		7,517,218
BROADLINE RETAIL—0.8%
Global-e Online Ltd.*	34,019	2,037,398
BUILDING PRODUCTS—1.5%
Builders FirstSource, Inc.*	22,220	3,716,962
CARGO GROUND TRANSPORTATION—1.9%
Old Dominion Freight Line, Inc.	26,036	4,832,542
CONSTRUCTION & ENGINEERING—1.3%
Comfort Systems USA, Inc.	7,807	3,409,707
CONSTRUCTION MATERIALS—1.3%
Martin Marietta Materials, Inc.	6,288	3,421,427
DIVERSIFIED BANKS—1.3%
NU Holdings, Ltd., Cl. A*	248,804	3,294,165
ELECTRICAL COMPONENTS & EQUIPMENT—3.2%
Vertiv Holdings Co., Cl. A	69,444	8,126,337
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments January 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.3% (CONT.)
ELECTRONIC COMPONENTS—1.8%
Amphenol Corp., Cl. A	65,342	$ 4,624,906
ENVIRONMENTAL & FACILITIES SERVICES—4.0%
GFL Environmental, Inc.	232,556	10,030,140
FINANCIAL EXCHANGES & DATA—2.3%
Coinbase Global, Inc., Cl. A*	9,378	2,732,093
MSCI, Inc., Cl. A	5,055	3,016,672

		5,748,765
HEALTHCARE EQUIPMENT—1.1%
IDEXX Laboratories, Inc.*	6,428	2,712,937
HEALTHCARE TECHNOLOGY—1.1%
Veeva Systems, Inc., Cl. A*	11,731	2,736,373
HOME IMPROVEMENT RETAIL—0.6%
Floor & Decor Holdings, Inc., Cl. A*	15,946	1,596,195
HOMEBUILDING—1.7%
NVR, Inc.*	547	4,384,850
HOMEFURNISHING RETAIL—0.9%
Wayfair, Inc., Cl. A*	46,086	2,229,180
HOTELS RESORTS & CRUISE LINES—2.0%
Hilton Worldwide Holdings, Inc.	19,487	4,990,036
HUMAN RESOURCE & EMPLOYMENT SERVICES—0.8%
Paylocity Holding Corp.*	9,724	1,998,476
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—2.4%
Talen Energy Corp.*	28,009	6,210,436
INSURANCE BROKERS—1.0%
Ryan Specialty Holdings, Inc., Cl. A	37,932	2,525,513
INTERACTIVE HOME ENTERTAINMENT—1.3%
Roblox Corp., Cl. A*	46,700	3,318,969
INTERACTIVE MEDIA & SERVICES—2.1%
Pinterest, Inc., Cl. A*	159,723	5,264,470
INTERNET SERVICES & INFRASTRUCTURE—2.0%
Cloudflare, Inc., Cl. A*	37,433	5,180,727
INVESTMENT BANKING & BROKERAGE—0.3%
Robinhood Markets, Inc., Cl. A*	12,675	658,466
IT CONSULTING & OTHER SERVICES—2.1%
Globant SA*	24,426	5,210,554
LIFE SCIENCES TOOLS & SERVICES—3.2%
Repligen Corp.*	30,302	5,036,496
West Pharmaceutical Services, Inc.	8,806	3,007,689

		8,044,185
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments January 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.3% (CONT.)
MOVIES & ENTERTAINMENT—4.3%
Spotify Technology SA*	11,911	$ 6,533,779
TKO Group Holdings, Inc., Cl. A*	27,572	4,279,450

		10,813,229
PERSONAL CARE PRODUCTS—0.9%
e.l.f. Beauty, Inc.*	22,491	2,247,076
PROPERTY & CASUALTY INSURANCE—1.2%
Intact Financial Corp.	17,408	3,092,081
REAL ESTATE SERVICES—3.5%
CBRE Group, Inc., Cl. A*	44,918	6,501,431
CoStar Group, Inc.*	32,535	2,492,181

		8,993,612
RESEARCH & CONSULTING SERVICES—3.0%
TransUnion	39,680	3,938,240
Verisk Analytics, Inc.	12,903	3,708,838

		7,647,078
RESTAURANTS—1.9%
Chipotle Mexican Grill, Inc.*	59,284	3,459,221
Domino's Pizza, Inc.	2,857	1,283,136

		4,742,357
SEMICONDUCTOR MATERIALS & EQUIPMENT—0.6%
Onto Innovation, Inc.*	6,872	1,407,111
SEMICONDUCTORS—5.0%
Astera Labs, Inc.*	26,304	2,667,752
Lattice Semiconductor Corp.*	33,115	1,888,217
Marvell Technology, Inc.	45,453	5,129,826
Monolithic Power Systems, Inc.	4,542	2,894,934

		12,580,729
TRADING COMPANIES & DISTRIBUTORS—3.7%
Ferguson Enterprises, Inc.	21,143	3,829,420
FTAI Aviation, Ltd.	28,525	2,867,618
United Rentals, Inc.	3,565	2,702,484

		9,399,522
TOTAL COMMON STOCKS (Cost $176,728,848)		248,852,159
PREFERRED STOCKS—0.4%
APPLICATION SOFTWARE—0.4%
SB Technology, Inc. Series E(a),*,@	59,020	1,015,734
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments January 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
PREFERRED STOCKS—0.4% (CONT.)
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D(a),*,@	219,610	$ —
TOTAL PREFERRED STOCKS (Cost $2,003,979)		1,015,734
RIGHTS—0.0%
BIOTECHNOLOGY—0.0%
Tolero CDR(a),*,@	590,059	—
(Cost $315,502)		—
SPECIAL PURPOSE VEHICLE—0.6%
DATA PROCESSING & OUTSOURCED SERVICES—0.6%
Crosslink Ventures C, LLC, Cl. A(a),(b),*,@		991,104
Crosslink Ventures C, LLC, Cl. B(a),(b),*,@		392,312

		1,383,416
TOTAL SPECIAL PURPOSE VEHICLE (Cost $1,675,000)		1,383,416
WARRANTS—0.0%
APPLICATION SOFTWARE—0.0%
Constellation Software, Inc., 3/31/40*	2,045	—
(Cost $0)		—
SHORT-TERM SECURITIES—0.7%
MONEY MARKET FUNDS—0.7%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.26%(c)	1,798,782	1,798,782
(Cost $1,798,782)		1,798,782

Total Investments (Cost $182,522,111)	100.0%	$253,050,091
Affiliated Securities (Cost $1,675,000)		1,383,416
Unaffiliated Securities (Cost $180,847,111)		251,666,675
Other Assets in Excess of Liabilities	0.0%	67,388
NET ASSETS	100.0%	$253,117,479

CDR	Contingent Deferred Rights

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
(c)	Rate shown reflects 7-day effective yield as of January 31, 2025.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments January 31, 2025 (Unaudited) (Continued)

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 1/31/2025
Crosslink Ventures C, LLC, Cl. A	10/2/20	$1,200,000	$991,104	0.4%
Crosslink Ventures C, LLC, Cl. B	2/16/20	475,000	392,312	0.2%
Prosetta Biosciences, Inc., Series D	2/6/15	988,245	—	0.0%
SB Technology, Inc. Series E	10/23/24	1,015,734	1,015,734	0.4%
Tolero CDR	2/6/17	315,502	—	0.0%
Total		$3,994,481	$2,399,150	1.0%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments January 31, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—97.0%
AEROSPACE & DEFENSE—1.3%
Bombardier, Inc., Cl. B*	36,433	$ 2,132,058
Loar Holdings, Inc.*	14,101	1,120,748

		3,252,806
APPAREL RETAIL—3.3%
Abercrombie & Fitch Co., Cl. A*	10,345	1,234,986
Aritzia, Inc.*	99,418	4,781,586
Victoria's Secret & Co.*	62,119	2,258,647

		8,275,219
APPLICATION SOFTWARE—20.3%
ACI Worldwide, Inc.*	56,429	3,021,773
AppFolio, Inc., Cl. A*	3,018	705,940
BILL Holdings, Inc.*	24,892	2,408,799
Blackbaud, Inc.*	37,550	2,896,983
BlackLine, Inc.*	28,617	1,827,195
Clearwater Analytics Holdings, Inc., Cl. A*	85,989	2,421,450
Guidewire Software, Inc.*	17,934	3,788,916
InterDigital, Inc.	16,625	3,042,042
Manhattan Associates, Inc.*	12,596	2,627,400
nCino, Inc.*	84,963	2,889,592
Q2 Holdings, Inc.*	89,232	8,492,209
SPS Commerce, Inc.*	21,442	3,959,909
Vertex, Inc., Cl. A*	225,976	13,050,114

		51,132,322
ASSET MANAGEMENT & CUSTODY BANKS—0.4%
Hamilton Lane, Inc., Cl. A	6,971	1,109,644
AUTOMOTIVE PARTS & EQUIPMENT—0.1%
Modine Manufacturing Co.*	2,894	293,596
BIOTECHNOLOGY—16.7%
Absci Corp.*	664,714	2,466,089
Akero Therapeutics, Inc.*	90,605	4,899,918
Biohaven, Ltd.*	31,169	1,192,214
Blueprint Medicines Corp.*	13,868	1,560,566
Cabaletta Bio, Inc.*	216,580	517,626
CareDx, Inc.*	123,918	2,887,289
Centessa Pharmaceuticals PLC ADR*	55,271	935,185
Denali Therapeutics, Inc.*	48,926	1,139,976
Forte Biosciences, Inc.*	70,047	1,113,047
Insmed, Inc.*	39,017	2,987,922
Instil Bio, Inc.*	16,699	371,720
Larimar Therapeutics, Inc.*	398,960	1,532,006
Merus NV*	25,594	1,047,818
MoonLake Immunotherapeutics*	65,039	2,991,144
Natera, Inc.*	15,382	2,721,384
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments January 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—97.0% (CONT.)
BIOTECHNOLOGY—16.7% (CONT.)
NewAmsterdam Pharma Co. NV*	11,164	$ 248,846
Nurix Therapeutics, Inc.*	58,155	1,146,235
Nuvalent, Inc., Cl. A*	44,863	3,849,694
ORIC Pharmaceuticals, Inc.*	90,182	939,696
Revolution Medicines, Inc.*	62,620	2,689,529
Twist Bioscience Corp.*	52,305	2,739,213
Vaxcyte, Inc.*	23,215	2,050,349

		42,027,466
BUILDING PRODUCTS—2.6%
CSW Industrials, Inc.	14,932	4,924,723
The AZEK Co., Inc., Cl. A*	31,211	1,598,939

		6,523,662
CONSTRUCTION & ENGINEERING—1.4%
Construction Partners, Inc., Cl. A*	16,934	1,361,493
Tutor Perini Corp.*	93,854	2,260,943

		3,622,436
CONSUMER FINANCE—0.6%
Upstart Holdings, Inc.*	23,380	1,513,738
CONSUMER STAPLES MERCHANDISE RETAIL—0.6%
BJ's Wholesale Club Holdings, Inc.*	14,769	1,462,869
EDUCATION SERVICES—1.8%
Duolingo, Inc.*	5,904	2,148,997
KinderCare Learning Cos., Inc.*	36,339	753,671
Universal Technical Institute, Inc.*	56,034	1,537,012

		4,439,680
ELECTRICAL COMPONENTS & EQUIPMENT—1.0%
Enovix Corp.*	216,498	2,610,966
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.2%
PAR Technology Corp.*	8,078	586,382
ELECTRONIC MANUFACTURING SERVICES—0.8%
Fabrinet*	9,551	2,065,022
FOOD RETAIL—0.4%
Grocery Outlet Holding Corp.*	68,576	1,110,245
FOOTWEAR—1.7%
On Holding AG, Cl. A*	71,488	4,280,701
HEALTHCARE EQUIPMENT—3.5%
Beta Bionics, Inc.*	3,913	93,169
Ceribell, Inc.*	14,465	332,840
Glaukos Corp.*	24,626	3,852,491
Impulse Dynamics PLC, Series A(a),*,@	3,646,998	2,881,128
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments January 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—97.0% (CONT.)
HEALTHCARE EQUIPMENT—3.5% (CONT.)
Tandem Diabetes Care, Inc.*	42,896	$ 1,589,726

		8,749,354
HEALTHCARE SERVICES—1.8%
GeneDx Holdings Corp.*	5,990	448,352
Guardant Health, Inc.*	84,234	3,957,313

		4,405,665
HEALTHCARE SUPPLIES—0.6%
Neogen Corp.*	124,206	1,423,401
HEALTHCARE TECHNOLOGY—0.4%
Health Catalyst, Inc.*	164,541	926,366
HOMEFURNISHING RETAIL—1.4%
RH*	8,141	3,411,975
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—5.0%
Gates Industrial Corp. PLC*	341,266	7,060,794
RBC Bearings, Inc.*	15,502	5,406,322

		12,467,116
INTERACTIVE MEDIA & SERVICES—0.8%
Reddit, Inc., Cl. A*	10,583	2,111,838
INTERNET SERVICES & INFRASTRUCTURE—1.7%
Wix.com Ltd.*	17,973	4,293,570
INVESTMENT BANKING & BROKERAGE—1.4%
Moelis & Co., Cl. A	16,610	1,300,397
Piper Sandler Cos.	6,975	2,212,051

		3,512,448
LEISURE FACILITIES—1.7%
Planet Fitness, Inc., Cl. A*	39,248	4,245,064
LIFE SCIENCES TOOLS & SERVICES—5.4%
10X Genomics, Inc., Cl. A*	38,365	575,475
Bio-Techne Corp.	84,670	6,227,478
CryoPort, Inc.*	278,774	2,101,956
MaxCyte, Inc.*	188,744	851,235
Repligen Corp.*	15,394	2,558,637
Tempus AI, Inc.*	21,161	1,214,430

		13,529,211
OIL & GAS EQUIPMENT & SERVICES—0.6%
Weatherford International PLC	22,608	1,423,174
OIL & GAS EXPLORATION & PRODUCTION—0.7%
Magnolia Oil & Gas Corp., Cl. A	76,031	1,801,935
PASSENGER AIRLINES—1.1%
Joby Aviation, Inc.*	327,208	2,702,738
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments January 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—97.0% (CONT.)
PERSONAL CARE PRODUCTS—0.6%
Oddity Tech, Ltd., Cl. A*	33,244	$ 1,586,404
RESTAURANTS—9.1%
Cava Group, Inc.*	26,053	3,518,457
Kura Sushi USA, Inc., Cl. A*	29,975	2,398,000
Portillo's, Inc., Cl. A*	106,009	1,474,585
Shake Shack, Inc., Cl. A*	54,662	6,457,222
The Cheesecake Factory, Inc.	39,679	2,227,976
Wingstop, Inc.	23,253	6,927,069

		23,003,309
SEMICONDUCTORS—3.9%
Astera Labs, Inc.*	43,899	4,452,237
Rambus, Inc.*	32,527	2,004,314
Universal Display Corp.	21,944	3,289,844

		9,746,395
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—0.2%
Celsius Holdings, Inc.*	23,944	598,121
SPECIALIZED CONSUMER SERVICES—0.3%
European Wax Center, Inc., Cl. A*	108,774	734,225
SPECIALTY CHEMICALS—0.1%
Balchem Corp.	1,712	273,852
SYSTEMS SOFTWARE—2.1%
CyberArk Software Ltd.*	6,245	2,316,770
Rapid7, Inc.*	28,165	1,084,916
Varonis Systems, Inc.*	38,804	1,760,149

		5,161,835
TRADING COMPANIES & DISTRIBUTORS—1.0%
Xometry, Inc., Cl. A*	78,910	2,620,601
TRANSACTION & PAYMENT PROCESSING SERVICES—0.4%
Marqeta, Inc., Cl. A*	281,640	1,084,314
TOTAL COMMON STOCKS (Cost $182,543,943)		244,119,665
PREFERRED STOCKS—0.6%
APPLICATION SOFTWARE—0.4%
SB Technology, Inc. Series E(a),*,@	61,600	1,060,136
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D(a),*,@	50,688	—
HEALTHCARE EQUIPMENT—0.2%
Impulse Dynamics PLC, Series F-1(a),*,@	391,753	524,949
TOTAL PREFERRED STOCKS (Cost $1,678,927)		1,585,085
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments January 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
RIGHTS—0.1%
BIOTECHNOLOGY—0.0%
Mirati Therapeutics, Inc. CVR(a),*,@	14,432	$ 16,597
Tolero CDR(a),*,@	174,782	—

		16,597
PHARMACEUTICALS—0.1%
Fusion Pharmaceuticals, Inc. CVR(a),*,@	87,642	93,777
TOTAL RIGHTS (Cost $94,483)		110,374
SPECIAL PURPOSE VEHICLE—0.8%
DATA PROCESSING & OUTSOURCED SERVICES—0.8%
Crosslink Ventures C, LLC, Cl. A(a),(b),*,@		1,486,656
Crosslink Ventures C, LLC, Cl. B(a),(b),*,@		392,312

		1,878,968
TOTAL SPECIAL PURPOSE VEHICLE (Cost $2,275,000)		1,878,968
SHORT-TERM SECURITIES—1.7%
MONEY MARKET FUNDS—1.7%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.26%(c)	4,280,877	4,280,877
(Cost $4,280,877)		4,280,877

Total Investments (Cost $190,873,230)	100.2%	$251,974,969
Affiliated Securities (Cost $2,275,000)		1,878,968
Unaffiliated Securities (Cost $188,598,230)		250,096,001
Liabilities in Excess of Other Assets	(0.2)%	(393,010)
NET ASSETS	100.0%	$251,581,959

ADR	American Depositary Receipts
CDR	Contingent Deferred Rights
CVR	Contingent Value Rights

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
(c)	Rate shown reflects 7-day effective yield as of January 31, 2025.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments January 31, 2025 (Unaudited) (Continued)

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 1/31/2025
Crosslink Ventures C, LLC, Cl. A	10/2/20	$1,800,000	$1,486,656	0.6%
Crosslink Ventures C, LLC, Cl. B	12/16/20	475,000	392,312	0.2%
Fusion Pharmaceuticals, Inc. CVR	6/5/24	—	93,777	0.1%
Impulse Dynamics PLC, Series A	2/11/22	3,646,998	2,881,128	1.2%
Impulse Dynamics PLC, Series F-1	2/5/24	390,695	524,949	0.2%
Mirati Therapeutics, Inc. CVR	1/24/24	—	16,597	0.0%
Prosetta Biosciences, Inc., Series D	2/16/15	228,096	—	0.0%
SB Technology, Inc. Series E	10/23/24	1,060,136	1,060,136	0.4%
Tolero CDR	2/6/17	94,483	—	0.0%
Total		$7,695,408	$6,455,555	2.7%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP FOCUS FUND
Schedule of Investments January 31, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—95.1%
AEROSPACE & DEFENSE—1.6%
Loar Holdings, Inc.*	249,036	$ 19,793,381
APPLICATION SOFTWARE—22.8%
Agilysys, Inc.*	258,922	23,359,943
Clearwater Analytics Holdings, Inc., Cl. A*	1,608,199	45,286,884
Guidewire Software, Inc.*	175,391	37,054,857
Intapp, Inc.*	318,119	22,678,703
nCino, Inc.*	489,568	16,650,208
PROS Holdings, Inc.*	1,282,133	30,283,981
Q2 Holdings, Inc.*	459,064	43,689,121
SPS Commerce, Inc.*	65,542	12,104,297
Vertex, Inc., Cl. A*	666,854	38,510,818
Workiva, Inc., Cl. A*	61,326	6,023,440

		275,642,252
ASSET MANAGEMENT & CUSTODY BANKS—2.0%
Galaxy Digital Holdings, Ltd.*	739,464	14,490,615
Hamilton Lane, Inc., Cl. A	62,336	9,922,644

		24,413,259
AUTOMOTIVE PARTS & EQUIPMENT—1.9%
Modine Manufacturing Co.*	223,268	22,650,539
BIOTECHNOLOGY—15.8%
Absci Corp.*	4,705,072	17,455,817
Akero Therapeutics, Inc.*	313,176	16,936,558
Cabaletta Bio, Inc.*	1,076,388	2,572,567
CareDx, Inc.*	1,224,229	28,524,536
Forte Biosciences, Inc.*	159,553	2,535,297
Insmed, Inc.*	273,196	20,921,350
MoonLake Immunotherapeutics*	483,565	22,239,154
Natera, Inc.*	309,360	54,731,971
Twist Bioscience Corp.*	489,391	25,629,407

		191,546,657
BUILDING PRODUCTS—0.7%
CSW Industrials, Inc.	26,736	8,817,800
CONSTRUCTION & ENGINEERING—3.3%
Construction Partners, Inc., Cl. A*	241,226	19,394,570
Tutor Perini Corp.*	857,161	20,649,009

		40,043,579
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—2.7%
Federal Signal Corp.	326,721	32,119,942
CONSUMER FINANCE—1.9%
Upstart Holdings, Inc.*	364,091	23,573,072
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP FOCUS FUND
Schedule of Investments January 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—95.1% (CONT.)
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.0%
PAR Technology Corp.*	159,269	$ 11,561,337
HEALTHCARE EQUIPMENT—3.0%
Glaukos Corp.*	235,413	36,828,010
HEALTHCARE SERVICES—2.8%
GeneDx Holdings Corp.*	445,600	33,353,160
HEALTHCARE SUPPLIES—1.2%
Merit Medical Systems, Inc.*	134,484	14,642,618
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—1.5%
Talen Energy Corp.*	79,213	17,563,898
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—8.7%
Gates Industrial Corp. PLC*	1,320,475	27,320,628
RBC Bearings, Inc.*	161,610	56,361,488
SPX Technologies, Inc.*	149,464	22,198,393

		105,880,509
INVESTMENT BANKING & BROKERAGE—2.3%
Moelis & Co., Cl. A	148,301	11,610,485
Piper Sandler Cos.	49,879	15,818,626

		27,429,111
LIFE SCIENCES TOOLS & SERVICES—11.1%
BioLife Solutions, Inc.*	1,414,900	38,633,845
Bio-Techne Corp.	354,502	26,073,622
CryoPort, Inc.*	1,835,412	13,839,006
Repligen Corp.*	210,784	35,034,409
Stevanato Group SpA	951,820	21,330,286

		134,911,168
RESTAURANTS—4.9%
Kura Sushi USA, Inc., Cl. A*	275,434	22,034,720
Portillo's, Inc., Cl. A*	447,584	6,225,893
Wingstop, Inc.	102,710	30,597,309

		58,857,922
SEMICONDUCTORS—1.3%
Astera Labs, Inc.*	161,160	16,344,847
TRADING COMPANIES & DISTRIBUTORS—4.6%
FTAI Aviation, Ltd.	211,457	21,257,772
Xometry, Inc., Cl. A*	1,026,277	34,082,659

		55,340,431
TOTAL COMMON STOCKS (Cost $823,736,693)		1,151,313,492
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP FOCUS FUND
Schedule of Investments January 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
PREFERRED STOCKS—3.1%
HEALTHCARE EQUIPMENT—3.1%
Impulse Dynamics PLC, Series F-1(a),(b),*,@	28,027,798	$ 37,557,249
(Cost $27,952,123)		37,557,249
RIGHTS—0.0%
BIOTECHNOLOGY—0.0%
Tolero CDR(b),*,@	11,905	—
(Cost $6,435)		—
SHORT-TERM SECURITIES—1.7%
MONEY MARKET FUNDS—1.7%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.26%(c)	21,188,613	21,188,613
(Cost $21,188,613)		21,188,613

Total Investments (Cost $872,883,864)	99.9%	$1,210,059,354
Affiliated Securities (Cost $27,952,123)		37,557,249
Unaffiliated Securities (Cost $844,931,741)		1,172,502,105
Other Assets in Excess of Liabilities	0.1%	1,056,548
NET ASSETS	100.0%	$1,211,115,902

CDR	Contingent Deferred Rights

(a)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(c)	Rate shown reflects 7-day effective yield as of January 31, 2025.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 1/31/2025
Impulse Dynamics PLC, Series F-1	11/28/23-2/5/24	$27,952,123	$37,557,249	3.1%
Tolero CDR	2/16/17	6,435	—	0.0%
Total		$27,958,558	$37,557,249	3.1%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER WEATHERBIE SPECIALIZED GROWTH FUND
Schedule of Investments January 31, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—99.7%
AEROSPACE & DEFENSE—6.3%
AAR Corp.*	131,873	$ 8,935,715
Cadre Holdings, Inc.	208,017	8,019,055
Kratos Defense & Security Solutions, Inc.*	271,547	9,061,523
Loar Holdings, Inc.*	59,319	4,714,674

		30,730,967
APPLICATION SOFTWARE—10.8%
Agilysys, Inc.*	88,111	7,949,374
nCino, Inc.*	154,763	5,263,490
PROS Holdings, Inc.*	199,023	4,700,923
Sprout Social, Inc., Cl. A*	103,783	3,390,590
SPS Commerce, Inc.*	98,354	18,164,017
Vertex, Inc., Cl. A*	229,893	13,276,321

		52,744,715
ASSET MANAGEMENT & CUSTODY BANKS—9.9%
Hamilton Lane, Inc., Cl. A	151,707	24,148,720
StepStone Group, Inc., Cl. A	378,677	24,265,622

		48,414,342
BIOTECHNOLOGY—9.0%
ACADIA Pharmaceuticals, Inc.*	761,969	14,218,341
Natera, Inc.*	128,986	22,820,203
Ultragenyx Pharmaceutical, Inc.*	159,861	6,878,819

		43,917,363
BROADLINE RETAIL—3.2%
Ollie's Bargain Outlet Holdings, Inc.*	134,602	15,009,469
Savers Value Village, Inc.*	77,607	864,542

		15,874,011
CARGO GROUND TRANSPORTATION—2.4%
RXO, Inc.*	459,569	11,787,945
CONSTRUCTION & ENGINEERING—0.1%
MYR Group, Inc.*	4,710	666,795
CONSUMER FINANCE—5.8%
Upstart Holdings, Inc.*	436,493	28,260,739
DIVERSIFIED SUPPORT SERVICES—2.0%
VSE Corp.	96,105	9,836,347
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.5%
Novanta, Inc.*	43,654	6,533,258
PAR Technology Corp.*	14,119	1,024,898

		7,558,156
ENVIRONMENTAL & FACILITIES SERVICES—6.2%
Casella Waste Systems, Inc., Cl. A*	211,461	22,740,516
CECO Environmental Corp.*	45,048	1,275,759
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER WEATHERBIE SPECIALIZED GROWTH FUND
Schedule of Investments January 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—99.7% (CONT.)
ENVIRONMENTAL & FACILITIES SERVICES—6.2% (CONT.)
Montrose Environmental Group, Inc.*	307,931	$ 6,411,124

		30,427,399
HEALTHCARE EQUIPMENT—10.0%
Glaukos Corp.*	74,717	11,688,727
Impulse Dynamics PLC, Series A(a),*,@	2,986,209	2,359,105
Inmode, Ltd.*	89,046	1,532,482
Inogen, Inc.*	180,113	2,105,521
Inspire Medical Systems, Inc.*	13,205	2,555,168
iRhythm Technologies, Inc.*	91,793	9,991,668
Tandem Diabetes Care, Inc.*	509,265	18,873,361

		49,106,032
HEALTHCARE FACILITIES—0.8%
US Physical Therapy, Inc.	44,978	3,989,998
HEALTHCARE SERVICES—1.4%
NeoGenomics, Inc.*	466,114	6,665,430
HEALTHCARE SUPPLIES—2.5%
Neogen Corp.*	1,078,094	12,354,957
HUMAN RESOURCE & EMPLOYMENT SERVICES—1.3%
First Advantage Corp.*	350,928	6,625,521
LEISURE FACILITIES—2.1%
Planet Fitness, Inc., Cl. A*	93,006	10,059,529
MANAGED HEALTHCARE—2.3%
Progyny, Inc.*	478,884	11,095,742
OIL & GAS EQUIPMENT & SERVICES—0.6%
Core Laboratories, Inc.	186,310	3,161,681
PROPERTY & CASUALTY INSURANCE—1.5%
Palomar Holdings, Inc.*	67,580	7,289,855
REAL ESTATE SERVICES—5.6%
FirstService Corp.	149,556	27,199,750
RESTAURANTS—1.5%
Wingstop, Inc.	24,428	7,277,101
SEMICONDUCTORS—7.9%
Impinj, Inc.*	37,098	4,707,365
Semtech Corp.*	408,360	27,343,786
SiTime Corp.*	32,649	6,666,926

		38,718,077
TRADING COMPANIES & DISTRIBUTORS—4.1%
SiteOne Landscape Supply, Inc.*	86,553	12,316,492
Transcat, Inc.*	51,312	3,952,050
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER WEATHERBIE SPECIALIZED GROWTH FUND
Schedule of Investments January 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—99.7% (CONT.)
TRADING COMPANIES & DISTRIBUTORS—4.1% (CONT.)
Xometry, Inc., Cl. A*	111,434	$ 3,700,723

		19,969,265
TRANSACTION & PAYMENT PROCESSING SERVICES—0.9%
Flywire Corp.*	234,436	4,531,648
TOTAL COMMON STOCKS (Cost $350,978,375)		488,263,365
PREFERRED STOCKS—0.0%
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D(a),*,@	231,474	—
(Cost $1,041,633)		—
SHORT-TERM SECURITIES—0.0%
MONEY MARKET FUNDS—0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.26%(b)	186	186
(Cost $186)		186

Total Investments (Cost $352,020,194)	99.7%	$488,263,551
Unaffiliated Securities (Cost $352,020,194)		488,263,551
Other Assets in Excess of Liabilities	0.3%	1,494,510
NET ASSETS	100.0%	$489,758,061

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Rate shown reflects 7-day effective yield as of January 31, 2025.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 1/31/2025
Impulse Dynamics PLC, Series A	2/11/22	$2,986,210	$2,359,105	0.5%
Prosetta Biosciences, Inc., Series D	2/6/15	1,041,633	—	0.0%
Total		$4,027,843	$2,359,105	0.5%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER INTERNATIONAL OPPORTUNITIES FUND
Schedule of Investments January 31, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.7%
ARGENTINA—1.8%
OIL & GAS EXPLORATION & PRODUCTION—1.8%
Vista Energy SAB de CV ADR*	49,255	$ 2,657,307
(Cost $2,895,556)
BRAZIL—3.6%
BROADLINE RETAIL—2.5%
MercadoLibre, Inc.*	1,975	3,796,325
DIVERSIFIED BANKS—1.1%
NU Holdings, Ltd., Cl. A*	121,487	1,608,488

TOTAL BRAZIL (Cost $2,889,293)		5,404,813
CANADA—8.2%
APPLICATION SOFTWARE—2.6%
Constellation Software, Inc.	1,186	3,878,681
DIVERSIFIED SUPPORT SERVICES—2.6%
Element Fleet Management Corp.	195,045	3,831,517
INTERNET SERVICES & INFRASTRUCTURE—3.0%
Shopify, Inc., Cl. A*	38,626	4,507,762

TOTAL CANADA (Cost $9,788,363)		12,217,960
CHINA—6.4%
HOTELS RESORTS & CRUISE LINES—3.1%
Trip.com Group Ltd.*	66,589	4,672,550
PERSONAL CARE PRODUCTS—1.2%
Proya Cosmetics Co., Ltd., Cl. A	149,000	1,726,973
RESTAURANTS—2.1%
Meituan, Cl. B*	161,800	3,079,468

TOTAL CHINA (Cost $8,543,500)		9,478,991
FRANCE—8.5%
ELECTRICAL COMPONENTS & EQUIPMENT—1.7%
Schneider Electric SE	10,213	2,590,270
HEALTHCARE SUPPLIES—2.7%
EssilorLuxottica SA	14,689	4,031,525
PACKAGED FOODS & MEATS—2.1%
Danone SA	43,454	3,043,734
RESEARCH & CONSULTING SERVICES—2.0%
Bureau Veritas SA	96,152	3,004,909

TOTAL FRANCE (Cost $11,445,770)		12,670,438
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER INTERNATIONAL OPPORTUNITIES FUND
Schedule of Investments January 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.7% (CONT.)
GERMANY—8.2%
AEROSPACE & DEFENSE—3.0%
MTU Aero Engines AG	13,378	$ 4,570,097
CONSTRUCTION MATERIALS—2.1%
Heidelberg Materials AG	22,305	3,138,672
MOVIES & ENTERTAINMENT—3.1%
CTS Eventim AG & Co. KGaA	46,982	4,581,281

TOTAL GERMANY (Cost $10,220,594)		12,290,050
HUNGARY—1.9%
PHARMACEUTICALS—1.9%
Richter Gedeon Nyrt	110,669	2,866,169
(Cost $3,048,628)
INDIA—4.8%
DIVERSIFIED BANKS—3.2%
ICICI Bank, Ltd. ADR	167,825	4,811,543
HOTELS RESORTS & CRUISE LINES—1.6%
MakeMyTrip, Ltd.*	21,493	2,348,540

TOTAL INDIA (Cost $4,800,830)		7,160,083
INDONESIA—2.4%
DIVERSIFIED BANKS—2.4%
PT Bank Central Asia Tbk	6,286,677	3,631,687
(Cost $3,901,972)
JAPAN—16.5%
BROADLINE RETAIL—2.9%
Pan Pacific International Holdings Corp.	154,422	4,299,317
HUMAN RESOURCE & EMPLOYMENT SERVICES—1.5%
Recruit Holdings Co., Ltd.	32,373	2,259,383
INDUSTRIAL CONGLOMERATES—2.7%
Hitachi, Ltd.	158,315	3,980,109
INDUSTRIAL GASES—2.7%
Nippon Sanso Holdings Corp.	145,221	4,112,738
INTERACTIVE HOME ENTERTAINMENT—3.0%
Nintendo Co., Ltd.	67,722	4,442,881
PACKAGED FOODS & MEATS—2.7%
Toyo Suisan Kaisha, Ltd.	61,528	3,975,699
TRANSACTION & PAYMENT PROCESSING SERVICES—1.0%
GMO Payment Gateway, Inc.	28,500	1,502,421

TOTAL JAPAN (Cost $19,809,840)		24,572,548
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER INTERNATIONAL OPPORTUNITIES FUND
Schedule of Investments January 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.7% (CONT.)
MEXICO—1.7%
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—1.7%
Arca Continental SAB de CV	275,020	$ 2,505,467
(Cost $3,163,723)
SAUDI ARABIA—2.1%
IT CONSULTING & OTHER SERVICES—2.1%
Elm Co.	10,297	3,197,991
(Cost $1,213,018)
SOUTH AFRICA—1.1%
DIVERSIFIED BANKS—1.1%
Capitec Bank Holdings, Ltd.	10,043	1,599,037
(Cost $1,818,115)
SOUTH KOREA—1.9%
SEMICONDUCTORS—1.9%
SK Hynix, Inc.	20,850	2,807,028
(Cost $2,778,543)
SPAIN—2.4%
DIVERSIFIED BANKS—2.4%
CaixaBank SA	592,312	3,585,476
(Cost $3,455,938)
SWITZERLAND—3.1%
LIFE SCIENCES TOOLS & SERVICES—3.1%
Lonza Group AG	7,194	4,561,661
(Cost $4,449,547)
TAIWAN—5.5%
SEMICONDUCTORS—5.5%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	39,476	8,263,116
(Cost $4,417,161)
UNITED KINGDOM—18.6%
ASSET MANAGEMENT & CUSTODY BANKS—4.0%
3i Group PLC	65,289	3,136,703
Intermediate Capital Group PLC	95,785	2,791,049
		5,927,752
CASINOS & GAMING—2.5%
Flutter Entertainment PLC*	13,754	3,671,905
INTEGRATED OIL & GAS—2.6%
Shell PLC	120,237	3,947,952
PHARMACEUTICALS—2.9%
AstraZeneca PLC	30,869	4,333,255
RESEARCH & CONSULTING SERVICES—2.0%
RELX PLC	61,757	3,066,636
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER INTERNATIONAL OPPORTUNITIES FUND
Schedule of Investments January 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.7% (CONT.)
UNITED KINGDOM—18.6% (CONT.)
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—2.6%
Coca-Cola HBC AG*	112,216	$ 3,895,509
TRANSACTION & PAYMENT PROCESSING SERVICES—2.0%
Wise PLC, Cl. A*	212,841	2,932,421

TOTAL UNITED KINGDOM (Cost $25,283,419)		27,775,430
TOTAL COMMON STOCKS (Cost $123,923,810)		147,245,252

MONEY MARKET FUNDS—1.1%
UNITED STATES—1.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.26%(a)	1,610,232	1,610,232
(Cost $1,610,232)

Total Investments (Cost $125,534,042)	99.8%	$148,855,484
Unaffiliated Securities (Cost $125,534,042)		148,855,484
Other Assets in Excess of Liabilities	0.2%	271,459
NET ASSETS	100.0%	$149,126,943

ADR	American Depositary Receipts

(a)	Rate shown reflects 7-day effective yield as of January 31, 2025.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND
Schedule of Investments January 31, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—93.5%
BIOTECHNOLOGY—10.7%
AbbVie, Inc.	5,416	$ 996,002
Amgen, Inc.	344	98,185
Argenx SE ADR*	1,382	905,390
Biohaven, Ltd.*	11,345	433,946
BioNTech SE ADR*	18,433	2,281,452
Forte Biosciences, Inc.*	134,574	2,138,381
Insmed, Inc.*	5,685	435,357
Natera, Inc.*	5,532	978,722
NewAmsterdam Pharma Co. NV*	14,944	333,102
Nuvalent, Inc., Cl. A*	5,416	464,747
Sarepta Therapeutics, Inc.*	2,264	257,462
Vertex Pharmaceuticals, Inc.*	221	102,031

		9,424,777
HEALTHCARE DISTRIBUTORS—7.8%
Cardinal Health, Inc.	27,376	3,385,316
McKesson Corp.	5,921	3,521,515

		6,906,831
HEALTHCARE EQUIPMENT—36.2%
Abbott Laboratories	6,919	885,148
Boston Scientific Corp.*	43,249	4,426,968
DexCom, Inc.*	5,469	474,873
Glaukos Corp.*	11,395	1,782,634
Globus Medical, Inc., Cl. A*	12,660	1,173,835
Impulse Dynamics PLC, Series A(a),*,@	5,000,001	3,950,001
Inspire Medical Systems, Inc.*	4,139	800,896
Insulet Corp.*	4,328	1,204,829
Integer Holdings Corp.*	9,679	1,376,547
Intuitive Surgical, Inc.*	7,801	4,461,236
Masimo Corp.*	20,430	3,559,519
Penumbra, Inc.*	4,307	1,149,840
ResMed, Inc.	9,455	2,233,082
Stryker Corp.	11,187	4,377,361

		31,856,769
HEALTHCARE FACILITIES—1.6%
Encompass Health Corp.	14,117	1,401,395
HEALTHCARE SERVICES—6.4%
CorVel Corp.*	16,204	1,877,234
GeneDx Holdings Corp.*	11,258	842,661
Quest Diagnostics, Inc.	17,633	2,875,942

		5,595,837
HEALTHCARE SUPPLIES—1.4%
Merit Medical Systems, Inc.*	11,313	1,231,759
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND
Schedule of Investments January 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—93.5% (CONT.)
HEALTHCARE TECHNOLOGY—2.5%
Waystar Holding Corp.*	54,708	$ 2,198,714
LIFE & HEALTH INSURANCE—0.8%
Oscar Health, Inc., Cl. A*	44,445	737,787
LIFE SCIENCES TOOLS & SERVICES—5.0%
Codexis, Inc.*	94,782	397,136
Illumina, Inc.*	3,350	444,679
Lonza Group AG	1,382	876,316
Repligen Corp.*	2,662	442,451
Waters Corp*	2,185	907,824
West Pharmaceutical Services, Inc.	3,887	1,327,605

		4,396,011
MANAGED HEALTHCARE—6.2%
HealthEquity, Inc.*	16,497	1,821,599
Humana, Inc.	7,572	2,220,338
UnitedHealth Group, Inc.	2,627	1,425,121

		5,467,058
PHARMACEUTICALS—14.9%
AstraZeneca PLC ADR	25,022	1,770,557
Bristol-Myers Squibb Co.	54,697	3,224,388
Eli Lilly & Co.	3,347	2,714,685
Sandoz Group Ltd.	74,613	3,572,273
Teva Pharmaceutical Industries, Ltd. ADR*	105,581	1,871,951

		13,153,854
TOTAL COMMON STOCKS (Cost $73,647,472)		82,370,792
PREFERRED STOCKS—3.9%
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D(a),*,@	897,366	—
HEALTHCARE EQUIPMENT—3.9%
Impulse Dynamics PLC, Series F-1(a),*,@	2,557,038	3,426,431
TOTAL PREFERRED STOCKS (Cost $6,588,282)		3,426,431
REAL ESTATE INVESTMENT TRUST—1.4%
HEALTHCARE—1.4%
Welltower, Inc.	8,801	1,201,160
(Cost $1,015,268)		1,201,160
RIGHTS—0.0%
BIOTECHNOLOGY—0.0%
Tolero CDR(a),*,@	1,956,996	—
(Cost $1,044,373)		—
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND
Schedule of Investments January 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
SHORT-TERM SECURITIES—0.3%
MONEY MARKET FUNDS—0.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.26%(b)	213,269	$ 213,269
(Cost $213,269)		213,269

Total Investments (Cost $82,508,664)	99.1%	$87,211,652
Unaffiliated Securities (Cost $82,508,664)		87,211,652
Other Assets in Excess of Liabilities	0.9%	834,870
NET ASSETS	100.0%	$88,046,522

ADR	American Depositary Receipts
CDR	Contingent Deferred Rights

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Rate shown reflects 7-day effective yield as of January 31, 2025.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 1/31/2025
Impulse Dynamics PLC, Series A	2/11/22-6/2/23	$5,000,002	$3,950,001	4.5%
Impulse Dynamics PLC, Series F-1	11/28/23-2/5/24	2,550,135	3,426,431	3.9%
Prosetta Biosciences, Inc., Series D	2/6/15	4,038,147	—	0.0%
Tolero CDR	2/6/17	1,044,373	—	0.0%
Total		$12,632,657	$7,376,432	8.4%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER AI ENABLERS & ADOPTERS FUND
Schedule of Investments January 31, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—93.2%
APPLICATION SOFTWARE—8.4%
AppLovin Corp., Cl. A*	898	$ 331,892
Autodesk, Inc.*	62	19,303
Cadence Design Systems, Inc.*	151	44,940
Core Scientific, Inc.*	4,355	53,436
HubSpot, Inc.*	13	10,134

		459,705
AUTOMOBILE MANUFACTURERS—3.4%
Tesla, Inc.*	460	186,116
BIOTECHNOLOGY—0.8%
Natera, Inc.*	243	42,991
BROADLINE RETAIL—13.6%
Amazon.com, Inc.*	2,796	664,553
Global-e Online Ltd.*	526	31,502
MercadoLibre, Inc.*	24	46,133

		742,188
CONSTRUCTION & ENGINEERING—0.1%
Quanta Services, Inc.	19	5,845
CONSUMER STAPLES MERCHANDISE RETAIL—0.2%
Walmart, Inc.	109	10,699
DIVERSIFIED BANKS—1.2%
Citigroup, Inc.	506	41,203
JPMorgan Chase & Co.	100	26,730

		67,933
ELECTRIC UTILITIES—2.3%
Constellation Energy Corp.	16	4,800
NRG Energy, Inc.	1,155	118,318

		123,118
ELECTRICAL COMPONENTS & EQUIPMENT—2.5%
Eaton Corp. PLC	79	25,789
Schneider Electric SE	20	5,072
Vertiv Holdings Co., Cl. A	890	104,148

		135,009
ENVIRONMENTAL & FACILITIES SERVICES—2.7%
GFL Environmental, Inc.	3,374	145,521
FINANCIAL EXCHANGES & DATA—0.6%
S&P Global, Inc.	61	31,806
HEALTHCARE EQUIPMENT—0.7%
Intuitive Surgical, Inc.*	68	38,888
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—2.9%
Talen Energy Corp.*	416	92,239
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER AI ENABLERS & ADOPTERS FUND
Schedule of Investments January 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—93.2% (CONT.)
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—2.9% (CONT.)
Vistra Corp.	390	$ 65,532

		157,771
INTERACTIVE HOME ENTERTAINMENT—2.5%
Roblox Corp., Cl. A*	818	58,135
Sea Ltd. ADR*	635	77,337

		135,472
INTERACTIVE MEDIA & SERVICES—10.0%
Alphabet, Inc., Cl. C	235	48,316
Meta Platforms, Inc., Cl. A	722	497,588

		545,904
INTERNET SERVICES & INFRASTRUCTURE—1.0%
Cloudflare, Inc., Cl. A*	277	38,337
Shopify, Inc., Cl. A*	88	10,278
Snowflake, Inc., Cl. A*	48	8,713

		57,328
INVESTMENT BANKING & BROKERAGE—2.4%
Robinhood Markets, Inc., Cl. A*	2,518	130,810
MOVIES & ENTERTAINMENT—4.3%
Netflix, Inc.*	180	175,817
Spotify Technology SA*	113	61,986

		237,803
PASSENGER AIRLINES—3.5%
Delta Air Lines, Inc.	1,500	100,905
United Airlines Holdings, Inc.*	864	91,446

		192,351
REAL ESTATE SERVICES—0.4%
Zillow Group, Inc., Cl. C*	285	23,433
SEMICONDUCTOR MATERIALS & EQUIPMENT—0.2%
ASML Holding NV ADR	14	10,350
SEMICONDUCTORS—16.9%
Advanced Micro Devices, Inc.*	93	10,783
Astera Labs, Inc.*	360	36,511
Broadcom, Inc.	868	192,063
Marvell Technology, Inc.	69	7,787
NVIDIA Corp.	3,886	466,592
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	995	208,274

		922,010
SYSTEMS SOFTWARE—10.5%
Microsoft Corp.	1,060	439,964
Nebius Group NV, Cl. A*	3,228	105,426
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER AI ENABLERS & ADOPTERS FUND
Schedule of Investments January 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—93.2% (CONT.)
SYSTEMS SOFTWARE—10.5% (CONT.)
ServiceNow, Inc.*	26	$ 26,478

		571,868
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—2.1%
Apple, Inc.	496	117,056
TOTAL COMMON STOCKS (Cost $3,956,705)		5,091,975
PREFERRED STOCKS—7.2%
APPLICATION SOFTWARE—7.2%
Databricks, Inc. Series J(a),*,@	1,529	141,432
SB Technology, Inc. Series E(a),*,@	14,775	254,278

		395,710
TOTAL PREFERRED STOCKS (Cost $395,710)		395,710

Total Investments (Cost $4,352,415)	100.4%	$5,487,685
Unaffiliated Securities (Cost $4,352,415)		5,487,685
Liabilities in Excess of Other Assets	(0.4)%	(21,715)
NET ASSETS	100.0%	$5,465,970

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 1/31/2025
Databricks, Inc. Series J	12/17/24	$141,432	$141,432	2.6%
SB Technology, Inc. Series E	10/23/24-12/18/24	254,278	254,278	4.6%
Total		$395,710	$395,710	7.2%
See Notes to Financial Statements.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Funds (the “Trust”) is an open-end registered investment company organized as a business trust under the laws of  the Commonwealth of  Massachusetts. The Trust qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. The Trust operates as a series company currently offering an unlimited number of  shares of  beneficial interest in twelve series — Alger Capital Appreciation Fund, Alger Concentrated Equity Fund, Alger Growth & Income Fund, Alger 35 Fund, Alger Mid Cap Focus Fund, Alger Mid Cap Growth Fund, Alger Small Cap Growth Fund, Alger Small Cap Focus Fund, Alger Weatherbie Specialized Growth Fund, Alger International Opportunities Fund, Alger Health Sciences Fund and Alger AI Enablers & Adopters Fund (collectively, the “Funds” or individually, each a “Fund”). Each Fund normally invests primarily in equity securities. Each Fund, except for Alger Growth & Income Fund, has an investment objective of  long-term capital appreciation. Alger Growth & Income Fund has an investment objective of both capital appreciation and current income.
Each Fund offers one or more of  the following share classes: Class A, B, C, I, Y and Z. Class A shares are generally subject to an initial sales charge while Class B and C shares are generally subject to a deferred sales charge. Class B shares will automatically convert to Class A shares eight years after the end of  the calendar month in which the order to purchase was accepted. The conversion is completed without the imposition of  any sales charges or other fees. Class C shares will automatically convert to Class A shares on the fifth business day of the month following the eighth anniversary of the purchase date of  a shareholder’s Class C shares, without the imposition of  any sales load, fee or other charge. Class B and C shares held at certain dealers may not convert to Class A shares or may be converted on a different schedule. At conversion, a proportionate amount of shares representing reinvested dividends and distributions will also be converted into Class A shares. Effective August 27, 2019, Class B shares were closed to direct shareholders and are only available for purchase through certain financial intermediaries and group retirement plan recordkeeping platforms. Class I, Y and Z shares are generally sold to institutional investors and are sold without an initial or deferred sales charge. Class Y and Z shares are generally subject to a minimum initial investment of $500,000. Each class has identical rights to assets and earnings, except that each share class bears the pro rata allocation of  the Fund’s expenses other than a class expense (not including advisory or custodial fees or other expenses related to the management of  the Fund’s assets).
NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

the Board of Trustees of the Fund (the "Board"). Investments held by the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).
The Board has designated, pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Funds' investment adviser, Fred Alger Management, LLC (“Alger Management” or the “Investment Manager”) as its valuation designee (the “Valuation Designee”) to make fair value determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Committee”) comprised of representatives of the Investment Manager and officers of the Funds to assist in performing the duties and responsibilities of the Valuation Designee.
The Valuation Designee has established valuation processes including but not limited to: (i) making fair value determinations when market quotations for financial instruments are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing material risks associated with fair valuation determinations; (iii) selecting, applying and testing fair valuation methodologies; and (iv) overseeing and evaluating pricing services used by the Funds. The Valuation Designee regularly reports its fair valuation determinations and related valuation information to the Board. The Committee generally meets quarterly and on an as-needed basis to review and evaluate the effectiveness of  the valuation policies and procedures in accordance with the requirements of  Rule 2a-5.
Investments in short-term securities held by the Funds having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Investments in other open-end investment companies registered under the 1940 Act, including money market funds, are valued at such investment companies' net asset value per share.
Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are generally valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, through its Committee, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the NYSE is open.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds' own assumptions based on the best information available in these circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. Each Fund's quantitative summary by Level can be found in Note 3.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar or identical investments, amortized cost, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)
The Funds' valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Funds may significantly differ from the valuations that would have been assigned by the Funds had there been an active market for such securities.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 3 — Fair Value Measurements:

The following is a summary of the inputs used as of January 31, 2025 in valuing the Funds' investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

Alger Capital Appreciation Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$344,924,395	$344,924,395	$—	$—
Consumer Discretionary	317,235,274	312,047,421	5,187,853	—
Consumer Staples	3,020,383	3,020,383	—	—
Energy	8,005,028	8,005,028	—	—
Financials	110,819,728	110,819,728	—	—
Healthcare	121,301,952	121,301,952	—	—
Industrials	176,697,336	176,697,336	—	—
Information Technology	956,862,630	956,862,630	—	—
Utilities	61,864,316	61,864,316	—	—
TOTAL COMMON STOCKS	$2,100,731,042	$2,095,543,189	$5,187,853	$—
PREFERRED STOCKS
Information Technology	26,777,246	—	—	26,777,246
REAL ESTATE INVESTMENT TRUST
Real Estate	5,193,243	5,193,243	—	—
SPECIAL PURPOSE VEHICLE
Information Technology	2,291,928	—	—	2,291,928
TOTAL INVESTMENTS IN SECURITIES	$2,134,993,459	$2,100,736,432	$5,187,853	$29,069,174

Alger Concentrated Equity Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$844,176	$844,176	$—	$—
Consumer Discretionary	996,988	996,988	—	—
Energy	58,834	58,834	—	—
Financials	201,404	201,404	—	—
Healthcare	255,398	255,398	—	—
Industrials	432,962	432,962	—	—
Information Technology	2,725,788	2,725,788	—	—
Utilities	159,889	159,889	—	—
TOTAL COMMON STOCKS	$5,675,439	$5,675,439	$—	$—
SHORT-TERM INVESTMENTS
Money Market Funds	14,020	14,020	—	—
TOTAL INVESTMENTS IN SECURITIES	$5,689,459	$5,689,459	$—	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Growth & Income Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$71,215,310	$71,215,310	$—	$—
Consumer Discretionary	54,232,985	54,232,985	—	—
Consumer Staples	37,786,716	37,786,716	—	—
Energy	25,756,508	25,756,508	—	—
Financials	96,633,688	96,633,688	—	—
Healthcare	75,489,378	75,489,378	—	—
Industrials	37,904,846	37,904,846	—	—
Information Technology	206,541,489	206,541,489	—	—
Materials	11,616,770	11,616,770	—	—
Utilities	9,396,147	9,396,147	—	—
TOTAL COMMON STOCKS	$626,573,837	$626,573,837	$—	$—
MASTER LIMITED PARTNERSHIP
Energy	2,728,863	2,728,863	—	—
REAL ESTATE INVESTMENT TRUST
Real Estate	18,618,169	18,618,169	—	—
SHORT-TERM INVESTMENTS
Money Market Funds	26,824,546	26,824,546	—	—
TOTAL INVESTMENTS IN SECURITIES	$674,745,415	$674,745,415	$—	$—

Alger 35 Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$5,121,188	$5,121,188	$—	$—
Consumer Discretionary	8,163,677	8,163,677	—	—
Healthcare	2,646,818	2,646,818	—	—
Industrials	3,540,438	3,540,438	—	—
Information Technology	14,572,360	14,572,360	—	—
Utilities	1,017,741	1,017,741	—	—
TOTAL COMMON STOCKS	$35,062,222	$35,062,222	$—	$—
PREFERRED STOCKS
Healthcare	731,335	—	—	731,335
Information Technology	525,490	—	—	525,490
TOTAL PREFERRED STOCKS	$1,256,825	$—	$—	$1,256,825
SHORT-TERM INVESTMENTS
Money Market Funds	430,423	430,423	—	—
TOTAL INVESTMENTS IN SECURITIES	$36,749,470	$35,492,645	$—	$1,256,825

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Mid Cap Focus Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$26,282,003	$26,282,003	$—	$—
Consumer Discretionary	19,963,064	19,963,064	—	—
Financials	36,292,326	36,292,326	—	—
Healthcare	30,593,297	30,593,297	—	—
Industrials	69,651,982	69,651,982	—	—
Information Technology	104,063,778	104,063,778	—	—
Materials	5,386,788	5,386,788	—	—
Real Estate	2,977,059	2,977,059	—	—
Utilities	7,700,239	7,700,239	—	—
TOTAL COMMON STOCKS	$302,910,536	$302,910,536	$—	$—
PREFERRED STOCKS
Information Technology	8,266,820	—	—	8,266,820
SHORT-TERM INVESTMENTS
Money Market Funds	13,300,672	13,300,672	—	—
TOTAL INVESTMENTS IN SECURITIES	$324,478,028	$316,211,208	$—	$8,266,820

Alger Mid Cap Growth Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$21,428,826	$21,428,826	$—	$—
Consumer Discretionary	22,482,534	22,482,534	—	—
Consumer Staples	2,247,076	2,247,076	—	—
Financials	27,797,356	27,797,356	—	—
Healthcare	21,010,713	21,010,713	—	—
Industrials	57,124,719	57,124,719	—	—
Information Technology	78,135,460	78,135,460	—	—
Materials	3,421,427	3,421,427	—	—
Real Estate	8,993,612	8,993,612	—	—
Utilities	6,210,436	6,210,436	—	—
TOTAL COMMON STOCKS	$248,852,159	$248,852,159	$—	$—
PREFERRED STOCKS
Healthcare	— [1]	—	—	— [1]
Information Technology	1,015,734	—	—	1,015,734
TOTAL PREFERRED STOCKS	$1,015,734	$—	$—	$1,015,734
RIGHTS
Healthcare	— [2]	—	—	— [2]
SPECIAL PURPOSE VEHICLE
Information Technology	1,383,416	—	—	1,383,416
WARRANTS
Information Technology	— [3]	—	— [3]	—
SHORT-TERM INVESTMENTS
Money Market Funds	1,798,782	1,798,782	—	—
TOTAL INVESTMENTS IN SECURITIES	$253,050,091	$250,650,941	$—	$2,399,150

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Small Cap Growth Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$2,111,838	$2,111,838	$—	$—
Consumer Discretionary	48,683,769	48,683,769	—	—
Consumer Staples	4,757,639	4,757,639	—	—
Energy	3,225,109	3,225,109	—	—
Financials	7,220,144	7,220,144	—	—
Healthcare	71,061,463	68,180,335	—	2,881,128
Industrials	33,800,325	33,800,325	—	—
Information Technology	72,985,526	72,985,526	—	—
Materials	273,852	273,852	—	—
TOTAL COMMON STOCKS	$244,119,665	$241,238,537	$—	$2,881,128
PREFERRED STOCKS
Healthcare	524,949 [1]	—	—	524,949 [1]
Information Technology	1,060,136	—	—	1,060,136
TOTAL PREFERRED STOCKS	$1,585,085	$—	$—	$1,585,085
RIGHTS
Healthcare	110,374 [2]	—	—	110,374 [2]
SPECIAL PURPOSE VEHICLE
Information Technology	1,878,968	—	—	1,878,968
SHORT-TERM INVESTMENTS
Money Market Funds	4,280,877	4,280,877	—	—
TOTAL INVESTMENTS IN SECURITIES	$251,974,969	$245,519,414	$—	$6,455,555

Alger Small Cap Focus Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$81,508,461	$81,508,461	$—	$—
Financials	75,415,442	75,415,442	—	—
Healthcare	411,281,613	411,281,613	—	—
Industrials	261,995,642	261,995,642	—	—
Information Technology	303,548,436	303,548,436	—	—
Utilities	17,563,898	17,563,898	—	—
TOTAL COMMON STOCKS	$1,151,313,492	$1,151,313,492	$—	$—
PREFERRED STOCKS
Healthcare	37,557,249	—	—	37,557,249
RIGHTS
Healthcare	— [2]	—	—	— [2]
SHORT-TERM INVESTMENTS
Money Market Funds	21,188,613	21,188,613	—	—
TOTAL INVESTMENTS IN SECURITIES	$1,210,059,354	$1,172,502,105	$—	$37,557,249

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Weatherbie Specialized Growth Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$33,210,641	$33,210,641	$—	$—
Energy	3,161,681	3,161,681	—	—
Financials	88,496,584	88,496,584	—	—
Healthcare	127,129,522	124,770,417	—	2,359,105
Industrials	110,044,239	110,044,239	—	—
Information Technology	99,020,948	99,020,948	—	—
Real Estate	27,199,750	27,199,750	—	—
TOTAL COMMON STOCKS	$488,263,365	$485,904,260	$—	$2,359,105
PREFERRED STOCKS
Healthcare	— [1]	—	—	— [1]
SHORT-TERM INVESTMENTS
Money Market Funds	186	186	—	—
TOTAL INVESTMENTS IN SECURITIES	$488,263,551	$485,904,446	$—	$2,359,105

Alger International Opportunities Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$9,024,162	$—	$9,024,162	$—
Consumer Discretionary	21,868,105	14,489,320	7,378,785	—
Consumer Staples	15,147,382	2,505,467	12,641,915	—
Energy	6,605,259	2,657,307	3,947,952	—
Financials	25,598,825	6,420,031	19,178,794	—
Healthcare	15,792,610	—	15,792,610	—
Industrials	23,302,921	3,831,517	19,471,404	—
Information Technology	22,654,578	16,649,559	6,005,019	—
Materials	7,251,410	—	7,251,410	—
TOTAL COMMON STOCKS	$147,245,252	$46,553,201	$100,692,051	$—
SHORT-TERM INVESTMENTS
Money Market Funds	1,610,232	1,610,232	—	—
TOTAL INVESTMENTS IN SECURITIES	$148,855,484	$48,163,433	$100,692,051	$—

Alger Health Sciences Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Financials	$737,787	$737,787	$—	$—
Healthcare	81,633,005	73,234,415	4,448,589	3,950,001
TOTAL COMMON STOCKS	$82,370,792	$73,972,202	$4,448,589	$3,950,001
PREFERRED STOCKS
Healthcare	3,426,431 [1]	—	—	3,426,431 [1]
REAL ESTATE INVESTMENT TRUST
Real Estate	1,201,160	1,201,160	—	—
RIGHTS
Healthcare	— [2]	—	—	— [2]

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Health Sciences Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
SHORT-TERM INVESTMENTS
Money Market Funds	$213,269	$213,269	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$87,211,652	$75,386,631	$4,448,589	$7,376,432

Alger AI Enablers & Adopters Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$919,179	$919,179	$—	$—
Consumer Discretionary	928,304	928,304	—	—
Consumer Staples	10,699	10,699	—	—
Financials	230,549	230,549	—	—
Healthcare	81,879	81,879	—	—
Industrials	478,726	473,654	5,072	—
Information Technology	2,138,317	2,138,317	—	—
Real Estate	23,433	23,433	—	—
Utilities	280,889	280,889	—	—
TOTAL COMMON STOCKS	$5,091,975	$5,086,903	$5,072	$—
PREFERRED STOCKS
Information Technology	395,710	—	—	395,710
TOTAL INVESTMENTS IN SECURITIES	$5,487,685	$5,086,903	$5,072	$395,710

[1]
Alger Mid Cap Growth Fund's, Alger Small Cap Growth Fund's, Alger Weatherbie Specialized Growth Fund's and Alger
Health Sciences Fund's holdings of Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of January 31, 2025.

[2]
Alger Mid Cap Growth Fund's, Alger Small Cap Growth Fund's, Alger Small Cap Focus Fund's and Alger Health
Sciences Fund's holdings of Tolero CDR rights are classified as a Level 3 investment and are fair valued at zero as of
January 31, 2025.

[3]	Alger Mid Cap Growth Fund's holdings of Constellation Software, Inc. warrants expiring March 31, 2040, are classified as a Level 2 investment and are fair valued at zero as of January 31, 2025.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Fund	Preferred Stocks
Opening balance at November 1, 2024	$6,704,443
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(49,000)
Purchases and Sales/Distributions
Purchases	20,121,803
Sales/Distributions	—
Closing balance at January 31, 2025	26,777,246
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2025	$(49,000)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Fund	Special Purpose Vehicle
Opening balance at November 1, 2024	$2,411,253
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(119,325)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2025	2,291,928
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2025	$(119,325)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger 35 Fund	Preferred Stocks
Opening balance at November 1, 2024	$1,284,113
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(27,288)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2025	1,256,825
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2025	$(27,288)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Focus Fund	Preferred Stocks
Opening balance at November 1, 2024	$2,208,387
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributions
Purchases	6,058,433
Sales/Distributions	—
Closing balance at January 31, 2025	8,266,820
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2025	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Fund	Preferred Stocks
Opening balance at November 1, 2024	$1,015,734*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2025	1,015,734*
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2025	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Fund	Rights
Opening balance at November 1, 2024	$182,918
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(182,918)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2025	—*
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2025	$(182,918)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Fund	Special Purpose Vehicle
Opening balance at November 1, 2024	$1,455,441
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(72,025)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2025	1,383,416
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2025	$(72,025)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Fund	Common Stocks
Opening balance at November 1, 2024	$3,209,358
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(328,230)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2025	2,881,128
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2025	$(328,230)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Fund	Preferred Stocks
Opening balance at November 1, 2024	$1,604,672*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(19,587)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2025	1,585,085*
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2025	$(19,587)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Fund	Rights
Opening balance at November 1, 2024	$164,711
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(54,337)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2025	110,374
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2025	$(54,337)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Fund	Special Purpose Vehicle
Opening balance at November 1, 2024	$1,976,793
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(97,825)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2025	1,878,968
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2025	$(97,825)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Focus Fund	Preferred Stocks
Opening balance at November 1, 2024	$38,958,639
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(1,401,390)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2025	37,557,249
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2025	$(1,401,390)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Focus Fund	Rights
Opening balance at November 1, 2024	$3,691
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(3,691)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2025	—*
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2025	$(3,691)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Weatherbie Specialized Growth Fund	Common Stocks
Opening balance at November 1, 2024	$2,627,864
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(268,759)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2025	2,359,105
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2025	$(268,759)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Weatherbie Specialized Growth Fund	Preferred Stocks
Opening balance at November 1, 2024	$—*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2025	—*
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2025	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Health Sciences Fund	Common Stocks
Opening balance at November 1, 2024	$4,400,001
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(450,000)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2025	3,950,001
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2025	$(450,000)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Health Sciences Fund	Preferred Stocks
Opening balance at November 1, 2024	$3,554,283*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(127,852)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2025	3,426,431*
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2025	$(127,852)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Health Sciences Fund	Rights
Opening balance at November 1, 2024	$606,669
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(606,669)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2025	—*
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2025	$(606,669)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger AI Enablers & Adopters Fund	Preferred Stocks
Opening balance at November 1, 2024	$54,280
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributons
Purchases	341,430
Sales/Distributions	—
Closing balance at January 31, 2025	395,710
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2025	$—

*	Includes securities that are fair valued at zero.
The following table provides quantitative information about each Fund's Level 3 fair value measurements of its investments as of January 31, 2025. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to each Fund's fair value measurements.

	Fair Value January 31, 2025	Valuation Methodology	Unobservable Inputs	Inputs/Range	Weighted Average Inputs
Alger Capital Appreciation Fund
Preferred Stocks	$26,777,246	Market Approach	Revenue Multiple	9.00x - 22.57x	13.23x
Special Purpose Vehicle	2,291,928	Market Approach	Revenue Multiple	9.00x	N/A*
Alger 35 Fund
Preferred Stocks	1,256,825	Market Approach	Revenue Multiple	1.11x - 22.57x	10.08x
Alger Mid Cap Focus Fund
Preferred Stocks	8,266,820	Market Approach	Revenue Multiple	10.77x - 22.57x	15.40x
Alger Mid Cap Growth Fund
Preferred Stocks	1,015,734	Market Approach	Revenue Multiple	22.57x	N/A*
	—**	Income Approach	Discount Rate	100%	N/A*
Rights	—***	Income Approach	Discount Rate	100%	N/A*

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value January 31, 2025	Valuation Methodology	Unobservable Inputs	Inputs/Range	Weighted Average Inputs
Special Purpose Vehicle	$1,383,416	Market Approach	Revenue Multiple	9.00x	N/A*
Alger Small Cap Growth Fund
Common Stocks	2,881,128	Market Approach	Revenue Multiple	9.08x	N/A*
Preferred Stocks	1,585,085	Market Approach	Revenue Multiple	1.11x - 22.57x	15.46x
	—**	Income Approach	Discount Rate	100%	N/A*
Rights	110,374***	Income Approach	Discount Rate Probability of Success	5.24% - 100% 12% - 44%	5.24% 39.19%
Special Purpose Vehicle	1,878,968	Market Approach	Revenue Multiple	9.00x	N/A*
Alger Small Cap Focus Fund
Preferred Stocks	37,557,249	Market Approach	Revenue Multiple	1.11x	N/A*
Rights	—***	Income Approach	Discount Rate	100%	N/A*
Alger Weatherbie Specialized Growth Fund
Common Stocks	2,359,105	Market Approach	Revenue Multiple	1.11x	N/A*
Preferred Stock	—**	Income Approach	Discount Rate	100%	N/A*
Alger Health Sciences Fund
Common Stocks	3,950,001	Market Approach	Revenue Multiple	1.11x	N/A*
Preferred Stocks	—**	Income Approach	Discount Rate	100%	N/A*
	3,426,431	Market Approach	Revenue Multiple	1.11x	N/A*
Rights	—***	Income Approach	Discount Rate	100%	N/A*
Alger AI Enablers & Adopters Fund
Preferred Stocks	395,710	Market Approach	Revenue Multiple	10.77x - 22.57x	18.35x

*	Each security type listed and respective valuation methodology and unobservable input, represents only one investment.
**	Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of January 31, 2025.
***	Tolero CDR rights are classified as a Level 3 investment and are fair valued at zero as of January 31, 2025.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The significant unobservable inputs used in the fair value measurement of each Fund's securities are revenue and EBITDA multiples, discount rates, and the probability of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probability of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probability of success result in lower fair value measurements.  For the period ended January 31, 2025, there were no changes in valuation methodology on Level 3 investments.
NOTE 4 — Affiliated Securities:

During the period ended January 31, 2025, as disclosed in the following table, certain Funds held 5% or more of the outstanding voting securities of the issuers listed below. As such, these issuers were “affiliated persons” of the applicable Fund(s) for purposes of the 1940 Act. Transactions during the period ended January 31, 2025 with such affiliated persons are summarized below. During this period, other Funds in the Trust may also have held voting shares of the issuers at levels below 5%.

Security	Shares Held at October 31, 2024	Shares Purchased	Shares Sold	Shares Held at January 31, 2025	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at January 31, 2025
Alger Capital Appreciation Fund
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A1	—	—	—	—	$—	$—	$(119,325)	$2,291,928
Total	—	—	—	—	$—	$—	$(119,325)	$2,291,928

Security	Shares Held at October 31, 2024	Shares Purchased	Shares Sold	Shares Held at January 31, 2025	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at January 31, 2025
Alger Mid Cap Growth Fund
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A1	—	—	—	—	$—	$—	$(51,600)	$991,104
Crosslink Ventures C, LLC, Cl. B1	—	—	—	—	—	—	(20,425)	392,312
Total	—	—	—	—	$—	$—	$(72,025)	$1,383,416

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Security	Shares Held at October 31, 2024	Shares Purchased	Shares Sold	Shares Held at January 31, 2025	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at January 31, 2025
Alger Small Cap Growth Fund
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A1	—	—	—	—	$—	$—	$(77,400)	$1,486,656
Crosslink Ventures C, LLC, Cl. B1	—	—	—	—	—	—	(20,425)	392,312
Total	—	—	—	—	$—	$—	$(97,825)	$1,878,968

Security	Shares Held at October 31, 2024	Shares Purchased	Shares Sold	Shares Held at January 31, 2025	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at January 31, 2025
Alger Small Cap Focus Fund
Preferred Stocks
Impulse Dynamics PLC, Series F-1	28,027,798	—	—	28,027,798	$—	$—	$(1,401,390)	$37,557,249
Total	28,027,798	—	—	28,027,798	$—	$—	$(1,401,390)	$37,557,249

[1]
The Alger Fund Complex and other entities managed by Alger Management fully own Crosslink Ventures C, LLC,
Class A and Crosslink Ventures C, LLC, Class B. There were no capital increases or decreases for the period ended
January 31, 2025.